Financial Instruments - Derivatives Designated as Hedging Instruments - Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion) (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Total	$ 1,347	$ (1,982)	$ (1,044)	$ (2,508)
Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate swaps	193	(2,900)	(3,010)	(4,371)
Total	$ 193	$ (2,900)	$ (3,010)	$ (4,371)